Loan Servicing	12 Months Ended
Dec. 31, 2015
Transfers and Servicing of Financial Assets [Abstract]
Loan Servicing
Loan Servicing
Park serviced sold mortgage loans of $1,276 million at December 31, 2015, compared to $1,265 million at December 31, 2014 and $1,326 million at December 31, 2013. At December 31, 2015, $5.4 million of the sold mortgage loans were sold with recourse compared to $7.0 million at December 31, 2014. Management closely monitors the delinquency rates on the mortgage loans sold with recourse. As of December 31, 2015 and 2014, management had established a reserve of $454,000 and $379,000, respectively, to account for future loan repurchases.

The amortization of mortgage loan servicing rights is included within “Other service income”. Generally, mortgage servicing rights are capitalized and amortized on an individual sold loan basis. When a sold mortgage loan is paid off, the related mortgage servicing rights are fully amortized.

Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2015	2014	2013
Mortgage servicing rights:
Carrying amount, net, beginning of year	$8,613	$9,013	$7,763
Additions	1,748	1,026	2,436
Amortization	(1,637)	(1,631)	(2,479)
Change in valuation allowance	284	205	1,293
Carrying amount, net, end of year	$9,008	$8,613	$9,013
Valuation allowance:
Beginning of year	$826	$1,031	$2,324
Change in valuation allowance	(284)	(205)	(1,293)
End of year	$542	$826	$1,031

The fair value of mortgage servicing rights was $9.6 million and $9.1 million at December 31, 2015 and 2014, respectively. The fair value of mortgage servicing rights at December 31, 2015 was established using a discount rate of 10% and constant prepayment speeds ranging from 6.3% to 22.0%. The fair value of mortgage servicing rights at December 31, 2014 was established using a discount rate of 10% and constant prepayment speeds ranging from 5.7% to 22.3%.

Servicing fees included in other service income were $3.4 million, $3.5 million and $3.6 million for the years ended December 31, 2015, 2014 and 2013, respectively.